Property, Plant and Equipment	12 Months Ended
Dec. 31, 2019
Property, plant and equipment [abstract]
Property, Plant and Equipment
Property, plant and equipment
The composition of and movement in the items constituting net “Property, plant and equipment” in 2019 and 2018 were as follows:

2019
Millions of euros	Balance at 12/31/18	First application of IFRS 16	Additions (1)	Depreciation	Disposals	Transfers and others	Translation differences and hyperinflation adjustments	Exclusion of companies	Balance at 12/31/19
Land and buildings	4,310	(9)	37	(334)	(227)	61	(56)	(179)	3,603
Plant and machinery	25,346	(107)	1,258	(4,845)	(33)	3,638	(58)	(193)	25,006
Furniture, tools and other items	1,201	(133)	129	(434)	(4)	503	7	(21)	1,248
PP&E in progress	2,438	—	4,568	—	(2)	(4,612)	18	(39)	2,371
Total PP&E	33,295	(249)	5,992	(5,613)	(266)	(410)	(89)	(432)	32,228
(1) Total additions of property, plant and equipment in 2019 amounted to 6,051 million euros, including the additions corresponding to companies held for sale and sold companies during the annual reporting period (see Note 2).

2018
Millions of euros	Balance at 12/31/17	Additions	Depreciation	Disposals	Transfers and others	Translation differences and hyperinflation adjustments	Balance at 12/31/18
Land and buildings	4,383	42	(368)	(29)	77	205	4,310
Plant and machinery	25,297	1,305	(4,905)	(6)	4,204	(549)	25,346
Furniture, tools and other items	1,267	134	(478)	(21)	340	(41)	1,201
PP&E in progress	3,278	4,660	—	(15)	(5,401)	(84)	2,438
Total PP&E	34,225	6,141	(5,751)	(71)	(780)	(469)	33,295

The gross cost, accumulated depreciation and impairment losses of property, plant and equipment at December 31, 2019 and 2018 were as follows:

Balance at December 31, 2019
Millions of euros	Gross cost	Accumulated depreciation	Impairment losses	PP&E
Land and buildings	10,588	(6,975)	(10)	3,603
Plant and machinery	101,249	(76,186)	(57)	25,006
Furniture, tools and other items	7,041	(5,788)	(5)	1,248
PP&E in progress	2,381	—	(10)	2,371
Total PP&E	121,259	(88,949)	(82)	32,228

Balance at December 31, 2018
Millions of euros	Gross cost	Accumulated depreciation	Impairment losses	PP&E
Land and buildings	11,949	(7,636)	(3)	4,310
Plant and machinery	102,615	(77,222)	(47)	25,346
Furniture, tools and other items	7,137	(5,931)	(5)	1,201
PP&E in progress	2,453	—	(15)	2,438
Total PP&E	124,154	(90,789)	(70)	33,295

Investment by Telefónica Spain in property plant and equipment in 2019 and 2018 amounted to 1,390 and 1,387 million euros, respectively. It should be noted fast fiber optic and IPTV rollout exceeded an estimated 23 million premises passed by year-end 2019 and investments in the LTE network reached 97% population coverage.
Investment by Telefónica United Kingdom in property plant and equipment in 2019 and 2018 amounted to 779 and 777 million euros, respectively. The investment has been focused on enhancing the LTE navigation experience, achieving 99% population coverage by year-end 2019, and pursuing the improvement of network capacity and quality.
Investment by Telefónica Germany in property plant and equipment in 2019 and 2018 amounted to 807 and 697 million euros, respectively. The company remains dedicated to extending LTE coverage, achieving a population coverage of 92% by year-end 2019.
Investment by Telefónica Brazil in property plant and equipment in 2019 and 2018 amounted to 1,605 and 1,625 million euros, respectively. The investment was mainly dedicated to extending the coverage and capacity of the LTE mobile networks, the improvement of network quality, the extension of the fiber network in the fixed business, as well as network simplification and the digitalization of processes and systems.
Investment by Telefónica Hispam Norte in property plant and equipment in 2019 and 2018 amounted to 460 (excluding the investment in Central América, see Note 2) and 460 million euros, respectively. This investment has been mainly focused on improving the coverage and capacity of LTE networks, the deployment of ultra-broadband fixed capabilities (fiber/HFC) in Colombia, as well as the simplification and digitalization of processes and systems in the region.
Investment by Telefónica Hispam Sur in property plant and equipment in 2019 and 2018 amounted to 819 and 997 million euros, respectively. This investment has been mainly focused on improving the coverage and capacity of LTE networks and ultra-broadband fixed capabilities (fiber / HFC).
"First application of IFRS 16 impact" includes the transfer of the property, plant and equipment originated in finance lease operations amounting to 249 million euros, reclassified to "Rights of use" at the transition date of IFRS 16 (see Notes 2 and 9).
"Transfers and others" in 2019 includes the reclassification of property, plant and equipment of Telefónica de Costa Rica amounting to 78 million euros, to "Non-current assets classified as held for sale" of the statements of financial position (see Note 30).
"Transfers and others" in 2018 included the reclassification of property, plant and equipment of Telefónica Móviles Guatemala and Telefónica Móviles El Salvador amounting to 157 and 91 million euros, respectively, to "Non-current assets classified as held for sale" of the statements of financial position (see Note 30).
“Exclusion of companies” in 2019 mainly correspond to the sales of Telefonía Celular de Nicaragua and Telefónica Móviles Panamá, amounting to 103 and 95 million euros, respectively, and the sale of a portfolio of certain Data Centers (see Note 2) for a total amount of 227 million euros.
The result of the translation to euros of property, plant and equipment by the companies of the Group in Argentina and Venezuela, together with the effect of the hyperinflation adjustments (see Note 2) are shown in the column "Translation differences and hyperinflation adjustments". The hyperinflation adjustment at January 1, 2018 corresponding to property, plant and equipment of the Group companies in Argentina totaled 1,029 million euros (mainly 623 million euros for plant and machinery and 298 million euros for buildings).
Telefónica Group companies purchased insurance policies to reasonably cover the possible risks to which their property, plant and equipment used in operations are subject, with suitable limits and coverage. Additionally, as part of its commercial activities and network deployment, the Group maintains several property acquisition commitments. The timing of scheduled payments in this regard is disclosed in Note 26.